SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Income Tax Disclosure [Abstract]
US Statutory rate	21.00%	21.00%
Effect of reconciling items for tax purposes	21.00%	21.00%
Effective income tax rate